Stock-Based Compensation	12 Months Ended
Mar. 31, 2013
Stock-Based Compensation

(16) Stock-Based Compensation

Advantest has stock-based compensation plans using stock options as incentive plans for directors, executive officers, corporate auditors and selected employees. Stock options have been issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under stock option plans approved by the Board of Directors. Options were generally granted with an exercise prices of per share that were equal to the higher of (1) 1.05 times the average price of the Company’s common shares of the preceding month on the date of grant and (2) the closing price of the Company’s common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years.

In connection with the acquisition of Verigy, the Company assumed the stock options previously granted to Verigy directors and employees. Therefore, replacement options were granted for all 89 types of stock options arrangements previously granted to the directors and employees of Verigy and its subsidiaries under a stock option plan approved by the Board of Directors of Advantest. The terms and conditions of the granted options are substantially the same as those for the Verigy stock options. The number of granted shares totaled 2,387,046. Options were granted with exercise prices from ¥620 to ¥2,748 per share. All options are exercisable from July 20, 2011. The options have expiration dates from July 29, 2011 to January 31, 2018.

The exercise price of the stock options is subject to adjustment, if there is a stock split or consolidation of shares, or if new shares are issued or treasury stocks are sold at a price that is less than the market price.

Stock option activity during the years ended March 31, 2011, 2012 and 2013 was as follows:

	2011		2012		2013
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	3,060,000	¥4,647	1,948,000	¥3,392	4,888,206	¥1,616
Granted	308,000	2,089	4,033,046	1,399	2,521,000	1,207
Exercised	—	—	—	—	(522,297)	880
Expired	(1,262,000)	5,881	(595,840)	5,302	(592,354)	2,590
Forfeited	(158,000)	5,287	(497,000)	2,396	(589,856)	1,461

Outstanding at end of year	1,948,000	3,392	4,888,206	1,616	5,704,699	1,418

Exercisable at end of year	1,640,000	¥3,636	3,585,206	¥1,648	3,222,699	¥1,580

Stock based compensation expense recognized was ¥165 million, ¥583 million and ¥861 million, which was included in selling, general and administrative expenses for the years ended March 31, 2011, 2012 and 2013, respectively. The recognized tax benefits were ¥61 million, ¥153 million and ¥235 million for the years ended March 31, 2011, 2012 and 2013, respectively. In addition, the stock options, granted during the fiscal years ended March 31, 2007 and 2008 subsequent to a change in Japanese tax law effective April 1, 2006, expired unused during the fiscal year ended March 31, 2012 and 2013, and the related deferred tax assets of ¥328 million and ¥214 million were reversed, respectively. As of March 31, 2011, 2012 and 2013, a valuation allowance was recorded against substantially all related deferred tax assets.

The weighted average fair value per share for stock options that were granted during the years ended March 31, 2011, 2012 and 2013 were ¥535, ¥448 and ¥347, respectively. These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2011	2012	2013
Expected dividend yield	1.6%	0.4%	1.1%
Risk free interest rate	0.2%	0.5%	0.1%
Volatility	45.4%	49.3%	50.7%
Expected life	3.9 years	3.1 years	3.9 years

No stock options were exercised during the years ended March 31, 2011 and 2012. Cash proceeds from options exercised for the year ended March 31, 2013 was ¥ 472 million. The total fair value of shares vested during the years ended March 31, 2011, 2012 and 2013 was ¥ 141 million, ¥ 1,244 million and ¥ 583 million, respectively. No intrinsic value of options exercised was recognized for the years ended March 31, 2011 and 2012. The total intrinsic values of options exercised for the year ended March 31, 2013 was ¥ 131 million.

At March 31, 2013, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥620 - ¥1,529	4,765,961	1,303	3.4 years	2,283,961	1,407	2.8 years
¥1,531 - ¥2,748	938,738	2,002	1.5 years	938,738	2,002	1.5 years

	5,704,699	1,418	3.1 years	3,222,699	1,580	2.4 years

The aggregate intrinsic value for the options outstanding and exercisable at March 31, 2013 was ¥ 523 million and ¥ 178 million, respectively.